Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Pronouncements
Recent accounting pronouncements

The following recent Accounting Standards Updates (ASUs) issued by FASB were adopted by the Company during the current year:

ASU 2017-07 Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost
The ASU requires employers that sponsor defined benefit pension plans and/or other postretirement benefit plans to report the service cost component in the same line item or items as other compensation costs. The other components of net periodic benefit cost are required to be presented in the statement of income separately from the service cost component and outside a subtotal of income from operations. The new guidance allows only the service cost component to be eligible for capitalization. The guidance must be applied retrospectively for the presentation of the service cost component and other components of net periodic benefit cost in the statement of income and prospectively for the capitalization of the service cost component of net periodic benefit cost.
The Company adopted this ASU in the first quarter of 2018 with an effective date of January 1, 2018. As a result, the classification of the components of pension and postretirement benefit costs other than current service cost are now shown outside of Operating income in a separate caption entitled Other components of net periodic benefit income in the Company’s Consolidated Statements of Income.
As a result of applying this ASU, for the year ended December 31, 2018, operating income was reduced by $302 million (2017 - $315 million; 2016 - $280 million), with a corresponding increase presented in the new caption below Operating income with no impact on Net income. The guidance allowing only the service cost component to be eligible for capitalization did not have a significant impact on the Company’s Consolidated Financial Statements.

ASU 2016-01 Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities
The ASU provides guidance for the recognition, measurement, presentation and disclosure of financial instruments. The guidance requires equity investments, except for those accounted for under the equity method or that result in consolidation, to be measured at fair value with changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair value at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer. The guidance must be applied prospectively by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption.
The Company adopted this ASU in the first quarter of 2018 on a prospective basis with an effective date of January 1, 2018. As a result of applying this ASU, the Company elected to measure all existing equity investments without readily determinable fair values, other than those accounted for using the equity method or that result in consolidation, at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The adoption of the ASU did not have a significant impact on the Company’s Consolidated Financial Statements.

ASU 2014-09 Revenue from Contracts with Customers and related amendments (Topic 606)
The ASU requires entities to recognize revenue when control of the promised goods or services is transferred to customers at an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. Additional disclosures are required to assist users of financial statements to understand the nature, amount, timing and uncertainty of revenues and cash flows arising from an entity's contracts. The guidance can be applied using either the retrospective or modified retrospective transition method.
The Company adopted this standard in the first quarter of 2018 with an effective date of January 1, 2018 using the modified retrospective transition method applied to contracts that were not completed as of January 1, 2018. The adoption of this standard did not have an impact on the Company’s Consolidated Financial Statements, other than for the new disclosure requirements. See Note 1 - Summary of significant accounting policies and Note 3 - Revenues for additional information.

ASU 2018-02 Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
The ASU provides entities the option to reclassify the stranded tax effects resulting from the Tax Cuts and Jobs Act (“U.S. Tax Reform”) from accumulated other comprehensive income to retained earnings. The guidance also requires certain disclosures about stranded tax effects and a description of the accounting policy for releasing income tax effects from accumulated other comprehensive income. The guidance can either be applied prospectively from the beginning of the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the U.S. Tax Reform is recognized.
The Company adopted the amendments of this ASU during the fourth quarter of 2018 with an effective date of October 1, 2018. The Company did not elect to reclassify the income tax effects resulting from the U.S. Tax Reform from Accumulated other comprehensive loss to Retained earnings. The adoption of this standard did not have an impact on the Company’s Consolidated Financial Statements, other than for the new disclosure requirements. See Note 16 - Accumulated other comprehensive loss for additional information.

The following recent ASU issued by FASB has an effective date after December 31, 2018 and has not been adopted by the Company:

ASU 2016-02 Leases and related amendments (Topic 842)
The ASU requires a lessee to recognize a right-of-use asset and a lease liability on the balance sheet for all leases greater than twelve months and requires additional qualitative and quantitative disclosures. The lessor accounting model under the new standard is substantially unchanged. The guidance must be applied using a modified retrospective approach. Entities may elect to apply the guidance to each prior period presented with a cumulative-effect adjustment to retained earnings recognized at the beginning of the earliest period presented or to apply the guidance with a cumulative-effect adjustment to retained earnings recognized at the beginning of the period of adoption. The ASU is effective for annual and interim reporting periods beginning after December 15, 2018.
The standard will have a significant impact on the Company's Consolidated Balance Sheets due to the recognition of right-of-use assets and lease liabilities for leases currently classified as operating leases with a term over twelve months. The Company has identified all contracts that contain a lease and has assembled the data necessary to calculate the estimated impact on transition. The Company has implemented a new lease management system and has made changes to processes and internal controls necessary to meet the reporting and disclosure requirements of this standard.
The new standard provides a number of practical expedients and accounting policy elections upon transition. The Company will not elect the package of three practical expedients that permits the Company not to reassess prior conclusions about lease identification, lease classification and initial direct costs. The Company will elect:

•	the use-of-hindsight practical expedient to reassess lease term and the likelihood that a purchase option will be exercised;

•	the land easement practical expedient to not evaluate land easements that were not previously accounted for as leases under Topic 840;

•	the short-term lease exemption for all asset classes that permits entities not to recognize right-of-use assets and lease liabilities onto the balance sheet; and

•	the practical expedient to not separate lease and non-lease components for the freight car asset category.
The Company will adopt the requirements of the ASU effective January 1, 2019, using a modified retrospective approach with a cumulative-effect adjustment to Retained earnings recognized on January 1, 2019, with no restatement of the comparative periods' financial information. As at January 1, 2019, the cumulative-effect adjustment required to adopt the new standard will increase the balance of Retained earnings by approximately $30 million. The initial adoption transition adjustment to record right-of-use assets and lease liabilities for leases over twelve months on the Company's Consolidated Balance Sheet will be approximately $750 million.

Other recently issued ASUs required to be applied for periods beginning on or after January 1, 2019 have been evaluated by the Company and will not have a significant impact on the Company's Consolidated Financial Statements.